Securitizations and Variable Interest Entities - Classification of consolidated VIEs' assets and liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017		Sep. 30, 2016	Mar. 31, 2016
Consolidated VIE assets
Cash and cash equivalents		¥ 2,667,593	¥ 2,536,840		¥ 3,092,991	¥ 3,476,261
Trading assets
Derivatives	[1]	1,087,000	1,037,000	[2]
Private equity investments		19,085	27,054
Office buildings, land, equipment and facilities		335,189	349,696
Other		1,226,342	1,168,806
Trading liabilities
Derivatives	[1],[3]	845,000	914,000	[2]
Borrowings
Short-term borrowings		632,137	543,049
Long-term borrowings		7,655,767	7,195,408
Variable Interest Entities [Member]
Consolidated VIE assets
Cash and cash equivalents		23,000	4,000
Trading assets
Equities		762,000	679,000
Debt securities		614,000	682,000
CMBS and RMBS		42,000	11,000
Investment trust funds and other		13,000	11,000
Derivatives		16,000	15,000
Private equity investments		2,000	2,000
Office buildings, land, equipment and facilities		8,000	15,000
Other		50,000	44,000
Total		1,530,000	1,463,000
Trading liabilities
Derivatives		19,000	18,000
Borrowings
Short-term borrowings		173,000	103,000
Long-term borrowings		891,000	851,000
Other		2,000	2,000
Total		¥ 1,085,000	¥ 974,000

[1]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[2]	During the year ended March 31, 2017, the rules of a specific central clearing house were amended such that daily variation margin payments and receipts against specific types of derivative now legally represent partial settlement of the derivative rather than margin. These payments and receipts are accounted for as partial settlement of the derivative rather than cash collateral.
[3]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.